Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended	4 Months Ended	6 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	18 Months Ended		21 Months Ended	22 Months Ended	24 Months Ended		27 Months Ended	28 Months Ended	30 Months Ended		33 Months Ended	34 Months Ended	36 Months Ended		39 Months Ended	40 Months Ended	42 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2022	Oct. 25, 2022	Feb. 08, 2022	Dec. 17, 2019	Oct. 31, 2015	Apr. 30, 2022	Apr. 30, 2020	Oct. 31, 2025	Apr. 30, 2023	Apr. 30, 2016	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2016	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2017	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2017	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2018	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2018	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2019	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2019	Apr. 30, 2024	Apr. 30, 2020	Oct. 31, 2024	Oct. 31, 2020	Apr. 30, 2025	Apr. 30, 2021	Oct. 31, 2025	Oct. 31, 2021	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
C000069675
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Tracker ETF
Accumulated Value					$ 10,000					$ 10,038				$ 9,984				$ 10,080				$ 10,423				$ 10,508				$ 10,324			$ 10,672			$ 10,830		$ 10,561		$ 11,087		$ 11,724		$ 11,744	$ 10,927	$ 10,338	$ 11,001	$ 11,119	$ 11,893	$ 12,443	$ 12,452	$ 13,491
C000077928
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage ETF
Accumulated Value					10,000					10,358				10,491				11,018				11,302				11,212				11,611			11,494			11,907		11,506		12,489		12,550		12,272	11,875	11,821	11,849	11,739	11,701	12,407	13,079	13,516
C000170331
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam International Equity ETF
Accumulated Value				$ 10,000			$ 8,382					$ 9,215				$ 11,856				$ 12,456				$ 10,929				$ 9,556				$ 11,801			$ 10,876		$ 12,903		$ 13,370		$ 14,405		$ 15,988
C000238086
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Mid Cap Equity ETF
Accumulated Value	$ 10,360	$ 10,000							$ 10,685				$ 10,038				$ 12,044				$ 13,241				$ 12,203				$ 14,026
C000170332
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Large Cap Equity ETF
Accumulated Value				10,000			9,642					11,271				14,352				16,279				14,526				13,504				14,788			15,277		17,895		19,811		19,104		23,151
C000158453
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI FTSE International Equity Currency Neutral ETF
Accumulated Value					10,000					9,531				9,799				10,988				12,104				12,398				11,439			12,346			12,796		11,144		11,957		15,394		16,101	14,907	13,564	16,146	15,444	18,432	18,906	20,058	23,454
C000232898
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI U.S. Large Cap R&D Leaders ETF
Accumulated Value			$ 10,000			$ 9,064					$ 8,238				$ 9,421				$ 10,077				$ 12,333				$ 13,707				$ 13,295			$ 17,317
C000232897
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Global Equity R&D Leaders ETF
Accumulated Value			10,000			8,965					7,775				9,461				9,553				11,554				12,396				12,494			16,143
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000					10,006				10,424				11,865				12,924				13,414				13,776			15,115			15,635		14,957		17,222		22,573		24,782	21,870	20,688	22,199	22,422	27,150	30,910	30,245	37,343
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value					10,000					9,895				10,118				11,345				12,423				12,845				12,567			13,677			14,162		13,129		14,780		19,080		20,755	18,409	16,920	18,994	18,693	22,486	24,988	25,220	30,490
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value				10,000			8,240					8,946				11,526				12,003				10,587				9,243				11,478			10,574		12,543		13,002		14,120		15,997
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,237	10,000							10,984				11,095				13,434				15,295				14,966				18,478
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000			9,074					10,447				13,694				15,033				13,267				12,550				13,467			13,602		16,470		18,751		18,348		22,653
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value					10,000					9,693				9,677				10,787				11,945				12,352				11,127			11,955			12,355		10,599		11,507		14,826		15,441	13,619	11,889	14,765	13,602	16,135	16,725	18,163	20,578
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,224					8,725				9,362				9,456				11,450				13,036				12,755			15,749
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value			10,000			9,180					8,438				9,472				9,322				11,214				12,461				12,577			15,205
NYLI Hedge Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Index
Accumulated Value					10,000					10,094				10,113				10,288				10,683				10,783				10,597			10,984			11,183		10,943		11,524		12,230		12,280	11,458	10,874	11,613	11,758	12,613	13,252	13,343	14,521
Barclay Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Hedge Fund Index
Accumulated Value					10,000					9,941				10,337				10,921				11,427				11,662				11,383			11,774			11,879		11,324		12,388		14,496		14,974	14,154	13,497	14,085	14,041	15,466	16,309	16,412	18,364
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value					10,000					10,010				10,383				11,729				12,758				13,207				13,616			14,899			15,472		14,938		16,878		21,697		24,015	21,653	20,411	22,115	22,368	27,001	30,739	30,144	37,189
NYLI Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage Index
Accumulated Value					10,000					10,408				10,588				11,152				11,487				11,408				11,860			11,742			12,196		11,800		12,833		12,958		12,757	12,380	12,358	12,453	12,385	12,413	13,215	13,854	14,373
Barclay Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Merger Arbitrage Index
Accumulated Value					10,000					10,314				10,563				11,025				11,322				11,080				11,261			11,749			11,952		11,700		12,201		14,136		14,264	14,205	14,335	14,428	14,723	15,196	15,656	16,030	16,803
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value					10,000					10,010				10,383				11,729				12,758				13,207				13,616			14,899			15,472		14,938		16,878		21,697		24,015	21,653	20,411	22,115	22,368	27,001	30,739	30,144	37,189
NYLI Candriam International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam International Equity Index
Accumulated Value				10,000			8,373					9,204				11,877				12,493				10,969				9,595				11,863			10,948		13,015		13,504		14,562		16,182
NYLI Candriam U.S. Mid Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Mid Cap Equity Index
Accumulated Value	10,360	10,000							10,695				10,057				12,079				13,292				12,259				14,103
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,435	$ 10,000							$ 10,831				$ 10,330				$ 12,602				$ 13,986				$ 13,527				$ 15,495
NYLI Candriam U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Large Cap Equity Index
Accumulated Value				10,000			9,638					11,273				14,367				16,305				14,553				13,532				14,823			15,320		17,957		19,911		19,199		23,280
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000			$ 9,188					$ 10,409				$ 13,413				$ 14,876				$ 13,441				$ 12,703				$ 13,800			$ 13,991		$ 16,927		$ 19,310		$ 18,974		$ 23,453
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Accumulated Value					10,000					9,559				9,851				11,084				12,244				12,596				11,605			12,531			12,987		11,339		12,196		15,730		16,479	15,245	13,894	16,577	15,874	18,968	19,492	20,706	24,315
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Accumulated Value					10,000					9,387				9,923				11,232				12,292				12,524				11,908			12,935			13,456		11,892		12,518		16,019		17,052	16,538	15,847	18,229	18,064	21,730	22,208	23,197	27,529
FTSE Developed ex North America Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America Net Tax (US RIC) Index
Accumulated Value					$ 10,000					$ 9,727				$ 9,767				$ 10,919				$ 12,172				$ 12,638				$ 11,279			$ 12,107			$ 12,495		$ 10,777		$ 11,837		$ 15,382		$ 15,857	$ 13,979	$ 12,106	$ 14,964	$ 13,839	$ 16,414	$ 16,947	$ 18,292	$ 21,243
NYLI U.S. Large Cap R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI U.S. Large Cap R&D Leaders Index
Accumulated Value			10,000			9,063					8,240				9,431				10,096				12,352				13,740				13,334			17,385
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			10,000			8,911					8,178				9,120				9,728				12,020				13,985				13,766			18,254
NYLI Global Equity R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Global Equity R&D Leaders Index
Accumulated Value			10,000			8,963					7,768				9,463				9,567				11,580				12,439				12,553			16,270
FTSE All-World Growth® Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE All-World Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 8,962					$ 8,056				$ 9,090				$ 9,244				$ 11,262				$ 12,814				$ 12,605			$ 16,187